Commitments and Contingencies - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Jun. 30, 2015
Commitments and Contingencies Disclosure [Abstract]
Rent expense	$ 683,000	$ 308,000
Purchase commitments	$ 0	$ 1,502,000	$ 0